Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	WINTERGREEN FUND, INC.
Central Index Key	0001326544
Amendment Flag	false
Document Creation Date	Apr. 25, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
WINTERGREEN FUND, INC. | Investor Class
Risk/Return:
Trading Symbol	WGRNX
WINTERGREEN FUND, INC. | Institutional Class
Risk/Return:
Trading Symbol	WGRIX